Current And Future Changes In Accounting Policies (Details Narrative) - CAD ($) $ in Millions	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2022
Current And Future Changes In Accounting Policies [Line Items]
Insurance-related liabilities	$ 7,605		$ 7,468
Retained earnings	$ 73,044		$ 73,698
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Current And Future Changes In Accounting Policies [Line Items]
Insurance-related liabilities		$ (100)
Retained earnings		$ 100